Financial risk review - Schedule of Bank's Loans and Securities Short-Term Portfolio (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Loan portfolio at amortized cost and investment portfolio less than/equal to 1 year according to its original terms	$ 4,087	$ 4,008
Average term (days)	197 days	200 days
Loan portfolio at amortized cost and investment portfolio greater than/equal to 1 year according to its original terms	$ 4,119	$ 3,775
Average term (days)	1381 days	1367 days